C. Thomas Hopkins

+1 310 883 6417

thopkins@cooley.com

October 5, 2015

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington D.C. 20549

Attn: Mitchell Austin

RE:	Everbridge, Inc.
Amendment No. 1 to Draft Registration Statement on Form S-1
Submitted September 4, 2015
CIK No. 0001437352

Ladies and Gentlemen:

On behalf of Everbridge, Inc. (the “Company”), we are submitting this letter in response to comments received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) by letter dated September 16, 2015, regarding the Company’s Confidential Draft Registration Statement on Form S-1 submitted on September 4, 2015 (the “Registration Statement”). The Company is also concurrently submitting a subsequent amendment to the Registration Statement (the “Amended Registration Statement”). We are sending the Staff a hard copy of this letter and the Amended Registration Statement, including a version of the Amended Registration Statement that is marked to show changes to the Registration Statement.

Set forth below are the Company’s responses to the Staff’s comments. The numbering of the paragraphs below corresponds to the numbering of the comments received from the Staff, which for your convenience we have incorporated into this response letter in italics. Page references in the text of this response letter correspond to the page numbers of the Amended Registration Statement. Capitalized terms used in this letter but otherwise not defined herein shall have the meanings assigned to such terms in the Amended Registration Statement.

Prospectus Summary

Overview, page 1

1.	We note the materials provided in response to prior comment 1. In particular, we note that the report provided concerns U.S. emergency/mass notification services. Please advise us whether all of your critical communications solutions are considered to be emergency/mass notification services and provide us with additional support for your claim that you are a leading global provider of critical communications solutions.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on pages 1, 5, 51, 75 and 81 of the Amended Registration Statement.

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October 5, 2015 Page Two

Industry Background, page 3

2.	Revisions made in response to prior comment 4 disclose that you commissioned a Frost & Sullivan study that estimates that the unified critical communications market represents a $5.5 billion worldwide opportunity in 2015. Please revise statements concerning the broader IT communications market to give equal or greater prominence to the estimated size of the unified critical communications market. Additionally, file a consent from Frosty & Sullivan as an exhibit to the registration statement. Refer to Rule 436 of the Securities Act.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on pages 3 and 77 of the Amended Registration Statement and has filed a consent from Frost & Sullivan as an exhibit to the Amended Registration Statement.

Summary Consolidated Financial and Other Data, page 10

3.	We note your response to prior comment 7. To the extent that you file further amendments to your registration statement prior to finalization of your September 30, 2015 interim financial statements, please include placeholder pro forma EPS disclosures that give effect to the number of shares issued whose proceeds will be used to repay the Bridge Bank loan. Also include placeholder footnote disclosures for the calculations of both the numerator and denominator used in determining pro forma EPS.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on pages 10, 11, 49 and 50 of the Amended Registration Statement.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Key Metrics, page 53

4.	We note from your disclosures on page 57 that your customer base increased from 1,898 as of June 30, 2014 to 2,419 as of June 30, 2015. Tell us your consideration to provide the number of customers for your interim periods in the key metric table on page 12 with appropriate disclosures explaining such calculations if they differ from the annual calculations. In addition, to the extent the decreased growth in your customer base represents a trend that may reasonably likely have a material impact on your results of operations or liquidity, please revise the disclosures on page 52 provided in response to prior comment 10 to specifically address this trend. We refer you to Item 303(a)(3)(ii) of Regulation S-K and Section III.B. of SEC Release No. 33-8350.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on pages 12, 14, 53 and 54 of the Amended Registration Statement to entirely remove the Company’s number of customers as a key metric.

1333 2ND STREET, SUITE 400, SANTA MONICA, CA 90401 T: (310) 883-6400 F: (310) 883-6500 WWW.COOLEY.COM

October 5, 2015 Page Three

After further considering the metric relative to the Staff’s comment, and in light of the fact that the growth rate of the Company’s customer base has remained relatively consistent throughout the periods presented in the Amended Registration Statement (other than in periods where the Company has completed an acquisition of a business with existing customers that become customers of the Company), the Company does not believe that its number of customers at any given point in time is an appropriate measure of the Company’s current or future performance. Accordingly, the Company no longer believes that it is appropriate to present its number of customers as a key metric, although the Company has retained the disclosure of its number of customers elsewhere in the Amended Registration Statement. Further, because of the historical consistency in the Company’s customer growth rate, the Company does not believe that there is any trend related to the growth rate of the Company’s customer base that is reasonably likely to have a material impact on the Company’s results of operations or liquidity, and therefore respectfully submits that no additional disclosure is necessary or appropriate in this regard.

Index to Consolidated Financial Statements

Everbridge, Inc. and Subsidiaries

Note 13. Basic and Diluted Net (Loss) Income per Share, page F-32

5.	We note your disclosures on page F-32 where you indicate that the diluted weighted-average shares outstanding include the potential dilutive effect of Class A common stock. Considering Class A common stock is included in both basic and diluted weighted-average shares outstanding in lieu of providing EPS under the two-class method pursuant to ASC 260-10-45-60B(d), please revise your disclosures on page F-32 or explain further why such revisions are not necessary.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page F-32 of the Amended Registration Statement.

Nixle, LLC

Financial Statements as of December 31, 2013 and for the Year Ended December 31, 2013

Independent Auditor’s Report, page F-52

6.	We note your response to prior comment 25, but as originally requested, please revise to indicate that the audit was conducted in accordance with auditing standards generally accepted in the United States of America instead of “accounting principles.”

Response: The Company respectfully acknowledges the Staff’s comment and has revised the audit opinion on page F-52 of the Amended Registration Statement.

1333 2ND STREET, SUITE 400, SANTA MONICA, CA 90401 T: (310) 883-6400 F: (310) 883-6500 WWW.COOLEY.COM

October 5, 2015 Page Four

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Please fax any additional comment letters concerning the Amended Registration Statement to (310) 883-6500 and direct any questions or comments concerning the Amended Registration Statement or this response letter to the undersigned at (310) 883-6417 or Nicole C. Brookshire at (617) 937-2357.

Sincerely,

/s/ C. Thomas Hopkins, Esq.

C. Thomas Hopkins, Esq.

cc:	Jaime Ellertson, Chief Executive Officer, Everbridge, Inc.

Kenneth Goldman, Chief Financial Officer, Everbridge, Inc.

Shannon Castellani, Associate General Counsel, Everbridge, Inc.

Nicole C. Brookshire, Cooley LLP

1333 2ND STREET, SUITE 400, SANTA MONICA, CA 90401 T: (310) 883-6400 F: (310) 883-6500 WWW.COOLEY.COM